PRO FORMA NET LOSS PER COMMON SHARE	6 Months Ended
Nov. 30, 2012
Pro Forma Net Loss Per Common Share
PRO FORMA NET LOSS PER COMMON SHARE
NOTE 3. PRO FORMA NET LOSS PER COMMON SHARE

Pro forma net loss per common share was determined by dividing the pro forma net loss by the weighted average number of common shares expected to be outstanding. All shares related to the Acquisition, as discussed in pro forma adjustment B, were assumed to have been outstanding since the beginning of each respective period presented.  There were no potentially dilutive shares for either statement of operations presented.